UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

International Equity Index Fund

Investor Class (PIEQX)

This semi-annual shareholder report contains important information about International Equity Index Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Investor Class	$13	0.24%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,349,191
Number of Portfolio Holdings	698
Table Summary

Portfolio Turnover Rate	1.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	25.0%
Industrials & Business Services	19.3
Health Care	10.3
Information Technology	9.6
Consumer Discretionary	7.5
Consumer Staples	6.6
Materials	6.0
Utilities	4.2
Energy	4.1
Other	7.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.6%
HSBC Holdings	1.4
Roche Holding	1.4
AstraZeneca	1.3
Novartis	1.3
Nestle	1.2
Shell	1.2
Siemens	1.0
Commonwealth Bank of Australia	1.0
Mitsubishi UFJ Financial Group	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F135-053 6/26

International Equity Index Fund

Investor Class (PIEQX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

International Equity Index Fund

Z Class (TLIEX)

This semi-annual shareholder report contains important information about International Equity Index Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,349,191
Number of Portfolio Holdings	698
Table Summary

Portfolio Turnover Rate	1.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	25.0%
Industrials & Business Services	19.3
Health Care	10.3
Information Technology	9.6
Consumer Discretionary	7.5
Consumer Staples	6.6
Materials	6.0
Utilities	4.2
Energy	4.1
Other	7.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.6%
HSBC Holdings	1.4
Roche Holding	1.4
AstraZeneca	1.3
Novartis	1.3
Nestle	1.2
Shell	1.2
Siemens	1.0
Commonwealth Bank of Australia	1.0
Mitsubishi UFJ Financial Group	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1366-053 6/26

International Equity Index Fund

Z Class (TLIEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PIEQX International Equity
Index Fund
TLIEX International Equity
Index Fund–
.
Z Class

T. ROWE PRICE International Equity Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 19.94 $ 16.65 $ 14.06 $ 12.53 $ 16.86 $ 12.81
Investment
activities
Net investment
income
(1)(2)
0.27 0.51 0.46 0.43 0.44 0.39
Net realized and
unrealized gain/
loss 1.76 3.23 2.60 1.46 (4.25) 3.92
Total from
investment
activities 2.03 3.74 3.06 1.89 (3.81) 4.31
Distributions
Net investment
income (0.64) (0.45) (0.47) (0.36) (0.40) (0.26)
Net realized gain — — — — (0.12) —
Total distributions (0.64) (0.45) (0.47) (0.36) (0.52) (0.26)
NET ASSET
VALUE
End of period $ 21.33 $ 19.94 $ 16.65 $ 14.06 $ 12.53 $ 16.86

T. ROWE PRICE International Equity Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10.43% 23.13% 22.04% 15.12% (23.30)% 33.89%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.24%
(4)
0.25% 0.26% 0.26% 0.30% 0.40%
Net expenses
after waivers/
payments by
Price Associates 0.24%
(4)
0.25% 0.26% 0.26% 0.30% 0.40%
Net investment
income 2.67%
(4)
2.84% 2.82% 2.93% 3.05% 2.41%
Portfolio turnover
rate 1.4% 8.6% 4.6% 29.2% 12.9% 22.9%
Net assets, end
of period (in
thousands) $1,190,263 $1,048,119 $778,368 $630,134 $546,336 $727,834
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Equity Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
11/2/20
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
NET ASSET
VALUE
Beginning of period $ 19.99 $ 16.70 $ 14.10 $ 12.57 $ 16.92 $ 13.01
Investment
activities
Net investment
income
(2)(3)
0.31 0.57 0.51 0.47 0.53 0.45
Net realized and
unrealized gain/
loss 1.75 3.22 2.59 1.47 (4.30) 3.73
Total from
investment
activities 2.06 3.79 3.10 1.94 (3.77) 4.18
Distributions
Net investment
income (0.69) (0.50) (0.50) (0.41) (0.46) (0.27)
Net realized gain — — — — (0.12) —
Total distributions (0.69) (0.50) (0.50) (0.41) (0.58) (0.27)
NET ASSET
VALUE
End of period $ 21.36 $ 19.99 $ 16.70 $ 14.10 $ 12.57 $ 16.92

T. ROWE PRICE International Equity Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
11/2/20
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
Ratios/Supplemental Data
Total return
(3)(4)
10.57% 23.41% 22.33% 15.46% (23.05)% 32.39%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.13%
(5)
0.14% 0.15% 0.15% 0.15% 0.21%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment
income 3.05%
(5)
3.16% 3.13% 3.16% 3.82% 2.74%
(5)
Portfolio turnover
rate 1.4% 8.6% 4.6% 29.2% 12.9% 22.9%
Net assets, end
of period (in
thousands) $1,158,928 $765,266 $301,607 $112,446 $37,194 $2,207
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Equity Index Fund
April 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Tenaris (EUR) (1) 40,098 1,280
Total Argentina (Cost $720) 1,280
AUSTRALIA 6.6%
Common Stocks 6.6%
ANZ Group Holdings  323,104 8,582
APA Group  140,439 1,049
Aristocrat Leisure  59,211 2,037
ASX  20,732 908
BHP Group  544,609 21,555
Brambles  145,363 2,379
CAR Group  40,337 744
Cochlear  6,788 462
Coles Group  143,674 2,290
Commonwealth Bank of Australia  179,446 22,602
Computershare  55,616 1,222
CSL  51,985 4,692
Evolution Mining  217,295 1,921
Fortescue (1) 181,312 2,613
Goodman Group  219,091 4,747
Insurance Australia Group  252,816 1,375
Lottery Corp  237,576 951
Lynas Rare Earths (2) 96,820 1,373
Macquarie Group  38,807 6,667
Medibank  293,993 1,000
National Australia Bank  328,840 9,513
Northern Star Resources  145,485 2,230
Origin Energy  184,230 1,611
Pro Medicus (1) 6,116 600
Qantas Airways  78,775 482
QBE Insurance Group  161,189 2,611
REA Group (1) 5,630 697
Rio Tinto (1) 39,791 4,874
Santos  347,520 2,002
Scentre Group  557,744 1,499
SGH  21,663 614
Sigma Healthcare  554,860 1,122
Sonic Healthcare  50,047 716

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
South32  479,730 1,422
Stockland  258,265 757
Suncorp Group  115,766 1,441
Telstra Group  421,300 1,618
Transurban Group  333,614 3,381
Vicinity  416,813 758
Washington H. Soul Pattinson (1) 36,521 1,114
Wesfarmers  121,674 6,464
Westpac Banking  366,670 10,258
WiseTech Global (1) 21,476 676
Woodside Energy Group (1) 203,702 4,870
Woolworths Group (1) 130,851 3,249
Xero (2) 18,144 1,066
Total Australia (Cost $117,789) 154,814
AUSTRIA 0.3%
Common Stocks 0.3%
BAWAG Group  8,233 1,410
Erste Group Bank  32,983 3,645
OMV  15,730 1,110
Raiffeisen Bank International  13,864 756
Verbund  7,241 546
Total Austria (Cost $5,066) 7,467
BELGIUM 1.1%
Common Stocks 1.1%
Ageas  15,946 1,250
Anheuser-Busch InBev  105,954 8,006
Argenx (1)(2) 6,632 5,201
D'ieteren Group (1) 2,282 472
Elia Group (1) 4,652 771
Financiere de Tubize (1) 2,129 490
Groupe Bruxelles Lambert  8,524 796
KBC Group  24,604 3,275
Lotus Bakeries (1) 44 530
Sofina (1) 1,753 449
Syensqo (1) 7,732 513
UCB (1) 13,542 3,687
Total Belgium (Cost $17,513) 25,440

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  42,200 2,047
Total Chile (Cost $928) 2,047
DENMARK 1.6%
Common Stocks 1.6%
AP Moller - Maersk, Class A (1) 312 734
AP Moller - Maersk, Class B (1) 422 1,002
Carlsberg, Class B  10,048 1,361
Coloplast, Class B (1) 13,457 831
Danske Bank  71,556 3,679
Demant (1)(2) 10,176 323
DSV (1) 21,903 5,387
Genmab (2) 6,529 1,729
Novo Nordisk, Class B  345,308 14,688
Novonesis Novozymes, Class B  37,716 2,317
Orsted (2) 56,508 1,511
Pandora  8,414 640
ROCKWOOL, Class B (1) 9,801 285
Tryg  35,874 862
Vestas Wind Systems  108,160 3,326
Total Denmark (Cost $34,956) 38,675
FINLAND 1.3%
Common Stocks 1.3%
Elisa  15,160 736
Fortum  47,943 1,208
Kesko, Class B  29,106 717
Kone, Class B  36,386 2,316
Metso  70,864 1,224
Neste  45,236 1,563
Nokia  567,727 7,214
Nordea Bank  331,214 6,229
Orion, Class B  11,672 943
Sampo, Class A  257,260 2,673
Stora Enso, Class R  62,053 691
UPM-Kymmene  56,444 1,691

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Wartsila  53,837 2,261
Total Finland (Cost $19,453) 29,466
FRANCE 9.9%
Common Stocks 9.9%
Accor  20,342 1,007
Aeroports de Paris (1) 3,681 447
Air Liquide  62,119 13,364
Airbus  63,708 13,134
Alstom (1)(2) 35,963 723
Amundi  6,591 637
ArcelorMittal  45,639 2,650
AXA  179,263 8,641
Ayvens  36,291 491
BioMerieux  4,200 354
BNP Paribas  107,757 11,317
Bollore  74,598 471
Bouygues  20,587 1,217
Bureau Veritas  36,360 1,114
Capgemini  16,364 1,990
Carrefour  62,947 1,255
Cie de Saint-Gobain  47,715 4,372
Cie Generale des Etablissements Michelin  69,581 2,521
Covivio  5,793 383
Credit Agricole  113,366 2,214
Danone  69,370 5,435
Dassault Aviation  2,089 731
Dassault Systemes  71,733 1,616
Eiffage  7,330 1,182
Engie  195,757 6,453
EssilorLuxottica  32,277 6,832
Eurofins Scientific  12,636 878
Euronext  8,315 1,392
Gecina  4,782 404
Getlink (1) 32,244 722
Hermes International  3,395 6,495
Ipsen  4,022 790
Kering  7,968 2,192
Klepierre  22,966 930
L'Oreal  25,752 11,091
Legrand  28,101 5,035
LVMH Moet Hennessy Louis Vuitton  26,681 14,253

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Orange  199,487 4,154
Pernod Ricard  21,585 1,605
Publicis Groupe  24,499 2,289
Renault  20,488 720
Rexel  23,275 984
Safran  38,123 12,242
Sanofi  117,665 11,011
Sartorius Stedim Biotech  3,107 574
Schneider Electric  58,788 18,707
Societe Generale  73,971 5,955
Sodexo (1) 9,181 467
STMicroelectronics (1) 72,526 3,951
Thales  9,922 2,726
TotalEnergies  212,944 19,798
Unibail-Rodamco-Westfield  13,029 1,582
Veolia Environnement  67,510 2,855
Vinci  53,010 8,016
Total France (Cost $170,518) 232,369
GERMANY 8.9%
Common Stocks 8.7%
adidas  18,314 3,169
Allianz  40,791 18,631
BASF  95,654 6,135
Bayer  105,262 4,720
Bayerische Motoren Werke  30,043 2,749
Beiersdorf  10,355 858
Brenntag (1) 13,099 954
Commerzbank  78,494 3,244
Continental  11,739 888
CTS Eventim  6,627 437
Daimler Truck Holding  49,309 2,487
Delivery Hero (1)(2) 20,728 505
Deutsche Bank  194,527 6,044
Deutsche Boerse  20,181 6,192
Deutsche Lufthansa  63,777 546
Deutsche Post  98,592 5,838
Deutsche Telekom  394,424 12,740
E.ON  240,591 5,342
Evonik Industries (1) 26,600 550
Fresenius  45,213 2,190
Fresenius Medical Care  23,503 1,063

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
GEA Group  15,651 1,070
Hannover Rueck  6,453 1,950
Heidelberg Materials  14,333 3,163
Henkel  11,081 764
Hensoldt (1) 6,762 610
HOCHTIEF  1,682 905
Infineon Technologies  139,993 9,415
Knorr-Bremse  7,742 903
LEG Immobilien  8,042 564
Mercedes-Benz Group  77,377 4,510
Merck  13,828 1,791
MTU Aero Engines  5,759 1,975
Muenchener Rueckversicherungs-Gesellschaft  14,004 8,377
Nemetschek  6,132 445
QIAGEN (1) 22,048 752
Rational  518 379
Rheinmetall  4,931 7,864
RWE  67,748 4,933
SAP  111,969 18,799
Scout24  7,987 665
Siemens  81,495 24,217
Siemens Energy  83,097 17,610
Siemens Healthineers  36,185 1,484
Symrise  14,189 1,255
Talanx  6,889 898
Vonovia  81,708 2,202
Zalando (1)(2) 23,902 590
203,372
Preferred Stocks 0.2%
Bayerische Motoren Werke  5,816 531
Dr. Ing. h.c. F. Porsche (1) 12,120 589
Henkel  17,137 1,247
Porsche Automobil Holding  16,300 593
Sartorius  2,792 713
Volkswagen (1) 22,071 2,238
5,911
Total Germany (Cost $151,652) 209,283

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group  1,126,600 12,369
BOC Hong Kong Holdings  396,500 2,281
Brightoil Petroleum Holdings (2)(3) 109,000 —
CK Asset Holdings  205,800 1,296
CK Hutchison Holdings  287,300 2,399
CK Infrastructure Holdings  67,500 568
CLP Holdings  175,900 1,691
Futu Holdings, ADR (USD)  6,071 938
Galaxy Entertainment Group  211,000 900
Henderson Land Development (1) 154,773 612
HKT Trust & HKT  404,000 655
Hong Kong & China Gas  1,196,277 1,108
Hong Kong Exchanges & Clearing  129,100 6,876
Hongkong Land Holdings (USD)  112,700 891
Jardine Matheson Holdings (USD)  17,400 1,186
Link REIT  279,700 1,408
MTR (1) 165,500 707
Power Assets Holdings (1) 148,000 1,223
Sands China (1) 258,000 541
Sino Land  387,800 622
SITC International Holdings  143,000 599
Sun Hung Kai Properties  155,000 2,714
Swire Pacific, Class A  36,000 392
Techtronic Industries  156,500 2,269
WH Group  891,000 1,090
Wharf Holdings (1) 111,000 368
Wharf Real Estate Investment  177,100 555
Total Hong Kong (Cost $33,519) 46,258
IRELAND 0.4%
Common Stocks 0.4%
AIB Group  228,774 2,637
Bank of Ireland Group  101,941 2,008
Kerry Group, Class A  17,200 1,458
Kingspan Group  16,367 1,514
Ryanair Holdings  89,879 2,358
Total Ireland (Cost $7,573) 9,975

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
ISRAEL 1.1%
Common Stocks 1.1%
Azrieli Group  4,524 722
Bank Hapoalim  133,960 3,594
Bank Leumi Le-Israel  158,791 4,020
Check Point Software Technologies (USD) (2) 9,179 1,032
Elbit Systems  2,984 2,483
ICL Group  82,227 440
Israel Discount Bank, Class A  130,799 1,455
Mizrahi Tefahot Bank  16,671 1,311
Monday.com (USD) (1)(2) 4,375 288
Nice (2) 6,578 672
Nova (2) 3,171 1,583
Phoenix Financial  24,377 1,467
Teva Pharmaceutical Industries, ADR (USD) (2) 122,858 4,309
Tower Semiconductor (2) 12,045 2,510
Total Israel (Cost $14,962) 25,886
ITALY 3.2%
Common Stocks 3.2%
Banca Mediolanum (1) 23,780 521
Banca Monte dei Paschi di Siena  211,398 2,253
Banco BPM  121,572 1,771
BPER Banca (1) 167,503 2,473
Buzzi (1) 7,997 438
Davide Campari-Milano (1) 63,892 474
Enel  871,928 10,180
Eni (1) 219,209 6,198
Ferrari  13,506 4,674
FinecoBank Banca Fineco  65,413 1,624
Generali (1) 91,320 4,092
Intesa Sanpaolo  1,493,427 10,147
Italgas  70,830 856
Leonardo  43,333 2,706
Moncler  24,980 1,508
Poste Italiane (1) 48,858 1,297
Prysmian  30,169 4,589
Recordati Industria Chimica e Farmaceutica  12,259 716
Snam  215,702 1,701
Stellantis, Borsa Italiana S.P.A (1)(2) 215,683 1,583

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Telecom Italia (2) 641,579 592
Telecom Italia (2) 1,227,336 969
Terna - Rete Elettrica Nazionale (1) 150,529 1,811
UniCredit  150,298 11,615
Unipol Assicurazioni  38,302 1,001
Total Italy (Cost $48,716) 75,789
JAPAN 22.7%
Common Stocks 22.7%
Advantest  82,200 15,348
Aeon  238,400 2,297
AGC (1) 20,500 735
Aisin  52,700 836
Ajinomoto  97,000 3,118
ANA Holdings  16,600 276
Asahi Group Holdings  162,700 1,602
Asahi Kasei  138,700 1,365
Asics  74,700 2,121
Astellas Pharma  193,780 2,746
Bandai Namco Holdings  62,600 1,437
Bridgestone (1) 122,300 2,542
Canon (1) 92,900 2,390
Capcom (1) 37,000 781
Central Japan Railway  82,700 1,984
Chiba Bank  60,200 831
Chubu Electric Power  72,900 1,254
Chugai Pharmaceutical  72,000 3,840
Dai Nippon Printing  42,000 796
Daifuku  34,600 1,513
Daiichi Life Group  376,600 3,448
Daiichi Sankyo  192,800 3,132
Daikin Industries  28,300 3,999
Daito Trust Construction  31,300 704
Daiwa House Industry  60,000 1,831
Daiwa Securities Group (1) 142,600 1,342
Denso  187,000 2,234
Disco  9,900 4,710
East Japan Railway  103,300 2,255
Ebara (1) 49,500 1,693
Eisai  28,000 838
ENEOS Holdings  289,820 2,434
FANUC  100,000 4,417

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Fast Retailing  20,500 9,650
Fuji Electric  15,200 1,277
FUJIFILM Holdings  119,900 2,207
Fujikura  161,800 6,243
Fujitsu  188,700 3,787
Hankyu Hanshin Holdings  25,500 739
Hikari Tsushin  1,800 437
Hitachi  491,300 15,623
Honda Motor (1) 395,900 3,213
Hoya  36,300 6,779
Hulic (1) 49,100 554
Ibiden (1) 26,400 2,258
Idemitsu Kosan  82,460 706
IHI  110,100 2,011
Inpex (1) 94,400 2,461
Isuzu Motors  57,100 787
ITOCHU  637,100 7,896
Japan Airlines  14,700 231
Japan Exchange Group  104,800 1,248
Japan Post Bank  191,500 3,286
Japan Post Holdings  191,000 2,215
Japan Post Insurance (1) 59,400 579
Japan Tobacco (1) 128,600 4,791
JFE Holdings  59,775 656
JX Advanced Metals  59,600 1,849
Kajima  45,300 1,771
Kansai Electric Power  101,400 1,624
Kao (1) 48,400 1,804
Kawasaki Heavy Industries (1) 80,900 1,663
Kawasaki Kisen Kaisha (1) 37,500 611
KDDI  314,200 5,142
Keyence  20,956 9,612
Kikkoman (1) 72,400 658
Kioxia Holdings (2) 20,400 4,936
Kirin Holdings  83,100 1,310
Komatsu  101,900 4,363
Konami Group  10,800 1,297
Kubota  103,600 1,691
Kyocera  137,500 2,389
Kyowa Kirin  24,600 371
Lasertec  8,600 2,377
LY (1) 293,600 772
M3 (1) 46,900 452

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Makita  23,900 887
Marubeni  151,300 5,889
MatsukiyoCocokara (1) 35,000 510
MINEBEA MITSUMI (1) 38,700 774
Mitsubishi  345,500 11,065
Mitsubishi Chemical Group  132,800 779
Mitsubishi Electric  203,800 8,179
Mitsubishi Estate  113,800 3,243
Mitsubishi HC Capital  93,900 853
Mitsubishi Heavy Industries  343,500 10,252
Mitsubishi UFJ Financial Group  1,208,890 21,715
Mitsui  264,700 9,938
Mitsui Fudosan  283,000 3,099
Mitsui OSK Lines (1) 36,800 1,390
Mizuho Financial Group  266,910 11,478
MonotaRO (1) 26,000 309
MS&AD Insurance Group Holdings  137,800 3,543
Murata Manufacturing  178,800 5,930
NEC  138,800 3,692
Nexon  39,500 667
NIDEC (2) 89,188 1,374
Nintendo  118,300 5,787
Nippon Building Fund  829 696
Nippon Paint Holdings (1) 100,900 636
Nippon Sanso Holdings  18,400 649
Nippon Steel (1) 517,360 1,905
Nippon Yusen KK  44,100 1,585
Nissan Motor (1)(2) 237,000 542
Nitori Holdings (1) 42,600 616
Nitto Denko  72,500 1,379
Nomura Holdings  321,700 2,577
Nomura Research Institute  40,281 1,087
NTT  3,200,100 3,117
Obayashi  68,000 1,599
Obic  34,500 917
Olympus (1) 118,200 1,163
Oracle Corporation Japan (1) 3,900 217
Oriental Land (1) 115,500 1,607
ORIX  124,500 4,190
Osaka Gas  38,200 1,373
Otsuka  23,600 438
Otsuka Holdings  46,500 3,389
Pan Pacific International Holdings  203,600 1,152

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Panasonic Holdings  249,795 5,110
Rakuten Group (2) 161,900 788
Recruit Holdings  150,800 6,986
Renesas Electronics  190,300 3,848
Resona Holdings  222,300 2,780
Ryohin Keikaku  54,000 1,251
Sanrio (1) 95,100 554
SBI Holdings  59,980 1,210
SCREEN Holdings (1) 17,300 1,147
Secom  42,400 1,544
Seibu Holdings (1) 22,300 525
Sekisui Chemical  37,900 581
Sekisui House  63,800 1,389
Seven & i Holdings  223,056 2,661
Shimadzu  25,200 586
Shimano  7,700 808
Shimizu  53,400 1,032
Shin-Etsu Chemical  180,800 8,324
Shionogi  80,800 1,632
Shiseido (1) 42,600 870
SMC  6,100 3,000
SoftBank  3,080,800 4,336
SoftBank Group  398,000 13,595
Sompo Holdings  95,000 3,535
Sony Financial Group  646,500 580
Sony Group  659,300 13,209
Subaru (1) 62,600 932
Sumitomo  116,800 4,343
Sumitomo Electric Industries  76,500 5,036
Sumitomo Metal Mining  26,400 1,623
Sumitomo Mitsui Financial Group  392,900 13,873
Sumitomo Mitsui Trust Group  67,924 2,271
Sumitomo Realty & Development  65,100 2,018
Suntory Beverage & Food  14,000 403
Suzuki Motor  168,100 1,880
Sysmex  53,400 472
T&D Holdings  49,400 1,197
Taisei  15,600 1,692
Takeda Pharmaceutical  170,498 5,700
TDK  208,200 3,807
Terumo  142,500 1,813
TIS  22,600 493
Toho  56,100 517

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Tokio Marine Holdings  196,900 9,017
Tokyo Electron  48,000 14,145
Tokyo Gas  33,700 1,431
Tokyu  53,100 565
TOPPAN Holdings (1) 25,100 746
Toray Industries  148,100 1,063
Toyota Industries (1)(2) 3,500 456
Toyota Motor  1,016,190 19,506
Toyota Tsusho (1) 73,900 2,901
Tsuruha Holdings  24,300 320
Unicharm  119,000 695
West Japan Railway  43,700 791
Yamaha Motor (1) 97,600 686
Yokogawa Electric  24,300 846
Yokohama Financial Group  110,000 1,044
Zensho Holdings  10,200 562
ZOZO  45,200 303
Total Japan (Cost $346,197) 532,390
MEXICO 0.0%
Common Stocks 0.0%
Fresnillo (GBP)  23,608 1,043
Total Mexico (Cost $591) 1,043
NETHERLANDS 5.2%
Common Stocks 5.2%
ABN AMRO Bank, CVA  62,414 2,173
Adyen (2) 2,702 3,049
Aegon  137,226 1,137
AerCap Holdings (USD)  17,926 2,549
Akzo Nobel (1) 18,269 1,072
ASM International  5,022 4,913
ASML Holding  41,627 60,174
ASR Nederland  16,762 1,273
BE Semiconductor Industries (1) 7,817 2,287
Coca-Cola Europacific Partners (USD)  22,243 2,104
CSG (2) 20,757 450
CVC Capital Partners (1) 21,552 328
DSM-Firmenich  18,461 1,379
EXOR  9,971 782
Heineken (1) 30,832 2,400

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Heineken Holding  13,838 983
ING Groep  313,053 9,060
Koninklijke Ahold Delhaize (1) 95,488 4,479
Koninklijke KPN  409,674 2,191
Koninklijke Philips  82,455 2,175
Magnum Ice Cream (1)(2) 52,192 763
Nebius Group (USD) (1)(2) 22,860 3,160
NN Group  28,155 2,464
Prosus  140,236 6,789
Randstad (1) 11,262 334
Universal Music Group  117,833 2,471
Wolters Kluwer  24,880 1,942
Total Netherlands (Cost $73,626) 122,881
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  180,878 883
Contact Energy  94,518 531
Fisher & Paykel Healthcare  62,773 1,353
Infratil  101,196 745
Meridian Energy  136,897 460
Total New Zealand (Cost $3,298) 3,972
NORWAY 0.7%
Common Stocks 0.7%
Aker BP  33,775 1,320
DNB Bank  94,935 2,875
Equinor  82,151 3,343
Gjensidige Forsikring  21,287 598
Kongsberg Gruppen  47,032 1,573
Mowi  50,693 1,125
Norsk Hydro  148,141 1,640
Orkla  74,812 923
Salmar  6,862 416
Telenor  65,767 1,084
Yara International  17,679 1,029
Total Norway (Cost $10,334) 15,926

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (2) 26,562 476
Total Poland (Cost $448) 476
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R  784,273 838
Banco Espirito Santo (3) 127,132 —
EDP  335,728 1,831
EDP Renovaveis (1) 33,547 561
Galp Energia  44,556 1,042
Jeronimo Martins  30,184 725
Total Portugal (Cost $4,140) 4,997
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (2)(3) 21,218 —
Total Russian Federation (Cost $137) —
SINGAPORE 1.6%
Common Stocks 1.6%
CapitaLand Ascendas REIT  439,297 864
CapitaLand Integrated Commercial Trust  650,671 1,212
CapitaLand Investment  249,100 546
DBS Group Holdings  228,250 10,525
Grab Holdings, Class A (USD) (2) 253,990 970
Keppel  155,700 1,333
Keppel REIT  16,800 12
Oversea-Chinese Banking  362,825 6,260
Sea, ADR (USD) (2) 42,403 3,599
Sembcorp Industries  94,900 498
Singapore Airlines  168,332 834
Singapore Exchange  91,600 1,566
Singapore Technologies Engineering  166,900 1,414
Singapore Telecommunications  795,750 2,882
United Overseas Bank  133,920 3,814

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Wilmar International  204,500 583
Yangzijiang Shipbuilding Holdings  275,700 940
Total Singapore (Cost $27,493) 37,852
SPAIN 3.8%
Common Stocks 3.8%
Acciona (1) 2,634 767
ACS Actividades de Construccion y Servicios  19,002 2,739
Aena (1) 80,277 2,193
Amadeus IT Group  48,240 2,784
Banco Bilbao Vizcaya Argentaria  612,089 13,516
Banco de Sabadell (1) 537,623 2,084
Banco Santander  1,575,081 19,220
Bankinter  72,035 1,199
CaixaBank  414,004 5,270
Cellnex Telecom  51,324 1,728
Endesa  33,967 1,523
Ferrovial  55,022 3,778
Grifols (1) 30,957 326
Iberdrola  689,879 16,174
Indra Sistemas (1) 9,898 569
Industria de Diseno Textil (1) 116,919 6,998
International Consolidated Airlines Group  125,855 635
Mapfre  95,879 469
Naturgy Energy Group  28,459 895
Redeia  43,266 757
Repsol  120,842 3,246
Telefonica (1) 394,280 1,779
Total Spain (Cost $55,467) 88,649
SWEDEN 3.5%
Common Stocks 3.5%
AddTech, Class B  27,754 1,019
Alfa Laval (1) 30,953 1,863
Assa Abloy, Class B (1) 107,383 4,133
Atlas Copco, Class A (1) 287,847 5,532
Atlas Copco, Class B (1) 167,140 2,850
Beijer Ref (1) 43,538 617
Boliden (1) 30,400 1,598
Epiroc, Class A (1) 70,508 2,035
Epiroc, Class B (1) 41,627 1,037

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
EQT (1) 52,831 1,724
Essity, Class B  64,516 1,713
Evolution  14,189 1,000
Fastighets Balder, Class B (1)(2) 76,253 456
H & M Hennes & Mauritz, Class B (1) 52,688 946
Hexagon, Class B (1) 222,253 2,428
Holmen, Class B (1) 7,133 246
Industrivarden, Class A  12,002 638
Industrivarden, Class C (1) 16,656 876
Indutrade  29,102 629
Investment AB Latour, Class B (1) 15,010 345
Investor, Class B (1) 195,294 7,926
L E Lundbergforetagen, Class B  8,073 468
Lifco, Class B (1) 24,858 782
Nibe Industrier, Class B (1) 161,533 734
Saab, Class B  34,280 2,081
Sagax, Class B (1) 23,344 465
Sandvik (1) 114,246 4,806
Securitas, Class B (1) 52,477 881
Skandinaviska Enskilda Banken, Class A  162,137 3,209
Skanska, Class B  36,331 981
SKF, Class B (1) 36,405 917
Spotify Technology (USD) (2) 16,784 7,495
Svenska Cellulosa, Class B (1) 64,849 743
Svenska Handelsbanken, Class A (1) 156,117 2,218
Swedbank, Class A  90,926 3,214
Swedish Orphan Biovitrum (2) 20,979 984
Tele2, Class B  58,493 1,199
Telefonaktiebolaget LM Ericsson, Class B  299,760 3,576
Telia  252,149 1,318
Trelleborg, Class B  21,644 889
Verisure (EUR) (2) 27,348 342
Volvo, Class B  170,310 5,936
Total Sweden (Cost $60,668) 82,849
SWITZERLAND 9.1%
Common Stocks 9.1%
ABB  168,053 16,997
Alcon  53,535 3,996
Avolta  9,348 517
Banque Cantonale Vaudoise (1) 3,203 505
Barry Callebaut (1) 380 570

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Belimo Holding  1,051 962
BKW  2,244 449
Chocoladefabriken Lindt & Spruengli  101 1,239
Chocoladefabriken Lindt & Spruengli, Registered Shares  11 1,422
Cie Financiere Richemont, Class A  57,633 11,061
EMS-Chemie Holding  748 638
Galderma Group  19,752 4,144
Geberit (1) 3,632 2,454
Givaudan  990 3,530
Helvetia Baloise Holding  8,514 2,334
Holcim  54,670 5,080
Julius Baer Group  22,037 1,811
Kuehne + Nagel International (1) 5,162 1,212
Logitech International  16,336 1,613
Lonza Group  7,525 4,626
Nestle  276,291 27,972
Novartis  203,873 30,130
Partners Group Holding (1) 2,430 2,642
Roche Holding  75,339 30,701
Roche Holding, Bearer Shares  3,422 1,431
Sandoz Group  44,774 3,591
Schindler Holding  4,353 1,522
Schindler Holding, Registered Shares  2,504 838
SGS  17,714 1,919
Sika  16,326 3,012
Sonova Holding  5,415 1,187
Straumann Holding (1) 11,928 1,295
Swatch Group (1) 3,083 716
Swiss Life Holding (1) 3,056 3,588
Swiss Prime Site  8,579 1,487
Swiss Re (1) 32,014 5,157
Swisscom  2,772 2,345
UBS Group  340,367 15,062
VAT Group  2,889 2,170
Zurich Insurance Group  15,690 10,939
Total Switzerland (Cost $145,774) 212,864
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (2)(3) 3,218 —
Total United Arab Emirates (Cost $125) —

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 14.5%
Common Stocks 14.5%
3i Group  106,411 3,701
Admiral Group  27,828 1,279
Airtel Africa  98,360 475
Anglo American  119,936 5,935
Associated British Foods  34,370 856
AstraZeneca  166,314 31,553
Autotrader Group  87,707 590
Aviva  327,422 2,777
BAE Systems  321,672 8,947
Barclays  1,483,737 8,721
Barratt Redrow  143,924 490
BP  1,687,936 13,361
British American Tobacco  233,549 13,755
BT Group  639,886 1,881
Bunzl  34,635 1,142
Centrica  489,868 1,431
Coca-Cola HBC  23,314 1,360
Compass Group (USD)  182,217 5,149
Diageo  238,561 4,824
Endeavour Mining  20,636 1,246
Entain  64,576 477
Experian  98,285 3,596
Glencore  1,069,245 8,310
GSK  436,932 11,455
Haleon  954,300 4,407
Halma  40,643 2,446
HSBC Holdings  1,841,821 33,889
Imperial Brands  80,686 3,065
Informa  137,667 1,488
InterContinental Hotels Group (USD)  15,420 2,205
Intertek Group  16,438 1,059
J Sainsbury  183,339 819
JD Sports Fashion  255,433 235
Kingfisher  180,470 710
Land Securities Group  75,349 606
Legal & General Group  609,759 2,093
Lloyds Banking Group  6,312,214 8,580
London Stock Exchange Group  49,125 6,374
M&G  244,362 1,004

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Marks & Spencer Group  219,624 988
Melrose Industries  134,093 880
National Grid  532,640 9,535
NatWest Group  857,176 6,837
Next  12,450 2,197
Pearson  61,063 901
Prudential  272,758 4,110
Reckitt Benckiser Group  69,119 4,398
RELX  195,169 7,117
Rentokil Initial  270,242 1,822
Rio Tinto  121,026 12,192
Rolls-Royce Holdings  900,421 14,489
Sage Group  102,011 1,217
Schroders  75,222 592
Segro  137,429 1,302
Severn Trent  28,956 1,287
Shell  611,171 27,788
Smith & Nephew  86,294 1,335
Smiths Group  33,872 1,169
Spirax Group  7,848 766
SSE  129,334 4,631
Standard Chartered  205,672 5,237
Standard Life  75,111 773
Sunbelt Rentals Holdings  44,590 3,352
Tesco  684,281 4,483
Unilever  233,804 13,634
United Utilities Group  72,885 1,445
Vodafone Group  2,008,363 3,196
Whitbread  17,536 533
Wise, Class A (2) 71,141 1,017
Total United Kingdom (Cost $247,072) 341,514
UNITED STATES 0.0%
Equity Funds 0.0%
iShares Core MSCI EAFE ETF  6,508 622
Total United States (Cost $473) 622

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 3.72% (4)(5) 82,958,065 82,958
Total Short-Term Investments (Cost $82,958) 82,958
SECURITIES LENDING COLLATERAL 2.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.6%
Money Market Funds 2.6%
T. Rowe Price Treasury Reserve Fund, 3.71% (4)(5) 60,338,678 60,339
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 60,339
Total Securities Lending Collateral (Cost $60,339) 60,339
Total Investments in Securities
104.2% of Net Assets
(Cost $1,742,505) $ 2,448,081
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at April 30, 2026.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 258 MSCI EAFE Index contracts 6/26 39,295 $ 999
Net payments (receipts) of variation margin to date (140)
Variation margin receivable (payable) on open futures contracts $ 859

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 1,039++
T. Rowe Price Treasury Reserve Fund, 3.71% — — —++
Totals $ —# $ — $ 1,039+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
4/30/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 132,672  ¤  ¤ $ 82,958
T. Rowe Price Treasury
Reserve Fund, 3.71% —  ¤  ¤ 60,339
Total $ 143,297^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,039 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $143,297.

T. ROWE PRICE International Equity Index Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,742,505) $ 2,448,081
Dividends receivable 8,060
Receivable for shares sold 5,809
Foreign currency (cost $3,314) 3,326
Cash 2,214
Cash deposits on futures contracts 1,303
Variation margin receivable on futures contracts 859
Receivable for investment securities sold 291
Due from affiliates 60
Other assets 6,194
Total assets 2,476,197
Liabilities
Payable for investment securities purchased 65,756
Obligation to return securities lending collateral 60,339
Payable for shares redeemed 547
Investment management fees payable 171
Other liabilities 193
Total liabilities 127,006
NET ASSETS $ 2,349,191

T. ROWE PRICE International Equity Index Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 652,900
Paid-in capital applicable to 110,052,430 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 1,696,291
NET ASSETS $ 2,349,191
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,190,263; Shares outstanding: 55,795,309) $ 21.33
Z Class
(Net assets: $1,158,928; Shares outstanding: 54,257,121) $ 21.36

T. ROWE PRICE International Equity Index Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
4/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,890) $ 30,861
Securities lending 254
Other 10
Total income 31,125
Expenses
Investment management 942
Shareholder servicing
Investor Class 601
Prospectus and shareholder reports
Investor Class
$
12
Z Class 2 14
Custody and accounting 254
Registration 90
Legal and audit 40
Directors 3
Miscellaneous 21
Waived / paid by Price Associates (626)
Total expenses 1,339
Net investment income 29,786

T. ROWE PRICE International Equity Index Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (634)
Futures 4,148
Foreign currency transactions (258)
Net realized gain 3,256
Change in net unrealized gain / loss
Securities 170,515
Futures 837
Other assets and liabilities denominated in foreign currencies 769
Change in net unrealized gain / loss 172,121
Net realized and unrealized gain / loss 175,377
INCREASE IN NET ASSETS FROM OPERATIONS $ 205,163

T. ROWE PRICE International Equity Index Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 29,786 $ 42,913
Net realized gain (loss) 3,256 (9,801)
Change in net unrealized gain / loss 172,121 282,736
Increase in net assets from operations 205,163 315,848
Distributions to shareholders
Net earnings
Investor Class (33,810) (21,411)
Z Class (29,434) (10,535)
Decrease in net assets from distributions (63,244) (31,946)
Capital share transactions
*
Shares sold
Investor Class 144,205 347,764
Z Class 362,741 426,190
Distributions reinvested
Investor Class 31,439 19,905
Z Class 29,434 10,535
Shares redeemed
Investor Class (110,433) (270,531)
Z Class (63,499) (84,355)
Increase in net assets from capital share
transactions 393,887 449,508
Net Assets
Increase during period 535,806 733,410
Beginning of period 1,813,385 1,079,975
End of period $ 2,349,191 $ 1,813,385
*Share information (000s)
Shares sold
Investor Class 6,991 19,448
Z Class 17,537 24,310
Distributions reinvested
Investor Class 1,596 1,232
Z Class 1,493 652
Shares redeemed
Investor Class (5,353) (14,859)
Z Class (3,054) (4,741)
Increase in shares outstanding 19,210 26,042

T. ROWE PRICE International Equity Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International
Equity Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to provide long-term capital growth. The fund has two classes of shares: the International Equity Index Fund (Investor Class)
and the International Equity Index Fund–Z Class (Z Class). The Z Class is
only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE International Equity Index Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE International Equity Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing
fair value determinations: assesses and manages valuation
risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE International Equity Index Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing

T. ROWE PRICE International Equity Index Fund

sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 26,444 $ 2,271,807 $ — $ 2,298,251
Equity Funds 622 — — 622
Preferred Stocks — 5,911 — 5,911
Short-Term Investments 82,958 — — 82,958
Securities Lending Collateral 60,339 — — 60,339
Total Securities 170,363 2,277,718 — 2,448,081
Futures Contracts* 999 — — 999
Total $ 171,362 $ 2,277,718 $ — $ 2,449,080
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 999
*
Total $ 999
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 4,148
Total $ 4,148
Change in Unrealized
Gain (Loss)
Equity derivatives $ 837
Total $ 837

T. ROWE PRICE International Equity Index Fund

is subject to the liquidity of underlying positions. As of April 30, 2026, cash of $1,303,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans

T. ROWE PRICE International Equity Index Fund

generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2026, the value of loaned securities was $137,488,000; the aggregate value of collateral was $142,530,000 and consisted of cash collateral and related investments of
$60,339,000 and U.S. government securities of $82,191,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $399,946,000 and
$28,302,000, respectively, for the six months ended April 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE International Equity Index Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2025, the fund had
$43,530,000 of available capital loss carryforwards.
At April 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,742,505,000. Net unrealized gain aggregated $707,420,000 at period-end, of which $743,922,000 related to appreciated investments and $36,502,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

T. ROWE PRICE International Equity Index Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.45%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.

T. ROWE PRICE International Equity Index Fund

However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended April 30, 2026.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2026 as indicated in the table below. At April 30, 2026, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30,
2026, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $278,000 for T. Rowe Price Services, Inc.; and $91,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse
Investor
Class Z Class
Expense limitation/I Class Limit 0.31% 0.00%
Expense limitation date 12/31/27 N/A
(Waived)/repaid during the period ($000s) $— $(626)

T. ROWE PRICE International Equity Index Fund

shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2026, the fund was charged $40,000 for shareholder servicing costs related to the college savings plans, of which $7,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and
Liabilities. At April 30, 2026, approximately 17% of the outstanding shares of the
Investor Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE International Equity Index Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Equity Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE International Equity Index Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE International Equity Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE International Equity Index Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class with a group of competitor funds selected by Broadridge (Expense Group); and
(ii) actual management fees and total expenses of the fund’s Investor Class with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the total expenses ranked in the second quintile (Expense Group) and third quintile
(Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE International Equity Index Fund

communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F135-051 6/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026